Description of the Business and Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

1. Description of the Business

Organization

RYVYL Inc. is a financial technology company that develops, markets, and sells innovative blockchain-based payment solutions, which offer significant improvements for the payment solutions marketplace. The Company’s core focus is developing and monetizing disruptive blockchain-based applications, integrated within an end-to-end suite of financial products, capable of supporting a multitude of industries. The Company’s proprietary, blockchain-based systems are designed to facilitate, record, and store a limitless volume of tokenized assets, representing cash or data, on a secured, immutable blockchain-based ledger.

Name Change

On May 3, 2018, PubCo formally changed its name to GreenBox POS LLC, then subsequently changed its name to GreenBox POS on December 13, 2018. On October 13, 2022 GreenBox POS changed its name to RYVYL Inc. Unless the context otherwise requires, all references to “the Company,” “we,” “our”, “us” and “PubCo” refer collectively to RYVYL Inc. and its subsidiaries. Unless the context otherwise requires, all references to “PrivCo” or the “Private Company” refer to GreenBox POS LLC, a limited liability company, formed in the state of Washington.

1.	Description of the Business and Basis of Presentation

Organization

RYVYL Inc. (together with its subsidiaries, the “Company”) is a financial technology company that develops, markets, and sells innovative blockchain-based payment solutions, which offer significant improvements for the payment solutions marketplace. The Company’s core focus is developing and monetizing disruptive blockchain-based applications, integrated within an end-to-end suite of financial products, capable of supporting a multitude of industries. The Company’s proprietary, blockchain-based systems are designed to facilitate, record, and store a limitless volume of tokenized assets, representing cash or data, on a secured, immutable blockchain-based ledger.

On April 1, 2022, the Company completed the acquisition of Transact Europe Holdings. Transact Europe Holdings is the holding company of TEU, which formally changed its name to RYVYL EU on December 16, 2022. RYVYL EU is an EU regulated electronic money institution headquartered in Sofia, Bulgaria. RYVYL EU is a Principal Level Member of Visa, a worldwide member of MasterCard, and a principal member of China UnionPay. In addition, RYVYL EU is part of the SEPA program, a payment system enabling cashless payments across continental Europe. RYVYL EU provides complete payment solutions by offering acquiring, issuing of prepaid cards and agent banking, serving hundreds of clients. With a global footprint, proprietary payment gateway, and technology platforms, RYVYL EU offers a comprehensive portfolio of services and decades of industry experience. The Company paid approximately $28.8 million (€26.0 million) in total consideration for the purchase.

Name Change

On May 3, 2018, PubCo formally changed its name to GreenBox POS LLC, then subsequently changed its name to GreenBox POS on December 13, 2018. On October 13, 2022 GreenBox POS changed its name to RYVYL Inc. (“RYVYL”). Unless the context otherwise requires, all references to “the Company,” “we,” “our”, “us” and “PubCo” refer to RYVYL Inc. Unless the context otherwise requires, all references to “PrivCo” or the “Private Company” refer to GreenBox POS LLC, a limited liability company, formed in the state of Washington.

Basis of Presentation and Consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). All intercompany transactions and balances have been eliminated in the accompanying consolidated financial statements.